ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The components of and changes in the accumulated other comprehensive income (“AOCI”), and the related tax effects, are shown below:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Change in Net Unrealized Investment Gains (Losses)	Change in Discount Rate for Future Policy Benefits	Change in Instrument-Specific Credit Risk for Market Risk Benefits	Defined Benefit Pension Plan Adjustment	Foreign Currency Translation	Total
Balance as of January 1, 2024	$(438)	$239	$(15)	$85	$9	$(120)
Other comprehensive income (loss) before reclassifications	(133)	206	(40)	4	(14)	23
Amounts reclassified to (from) net income	(6)	—	—	—	—	(6)
Deferred income tax benefit (expense)	33	(47)	2	(1)	—	(13)
Balance as of March 31, 2024	$(544)	$398	$(53)	$88	$(5)	$(116)
Other comprehensive income (loss) before reclassifications	449	114	(3)	20	(11)	569
Amounts reclassified to (from) net income	(8)	—	67	—	—	59
Deferred income tax benefit (expense)	(96)	(24)	(4)	(4)	(2)	(130)
Balance as of June 30, 2024	$(199)	$488	$7	$104	$(18)	$382

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Change in Net Unrealized Investment Gains (Losses)	Change in Discount Rate for Future Policy Benefits	Change in Instrument-Specific Credit Risk for Market Risk Benefits	Defined Benefit Pension Plan Adjustment	Foreign Currency Translation	Total
Balance as of January 1, 2023	$(1,017)	$507	$(7)	$—	$(6)	$(523)
Other comprehensive income (loss) before reclassifications	408	(204)	12	—	(2)	214
Amounts reclassified to (from) net income	20	—	—	1	—	21
Deferred income tax benefit (expense)	(21)	26	—	—	—	5
Balance as of March 31, 2023	$(610)	$329	$5	$1	$(8)	$(283)
Other comprehensive income (loss) before reclassifications	(303)	86	(22)	2	1	(236)
Amounts reclassified to (from) net income	10	—	—	—	—	10
Deferred income tax benefit (expense)	14	(6)	—	—	—	8
Balance as of June 30, 2023	$(889)	$409	$(17)	$3	$(7)	$(501)